DAIMLER TRUCKS RE
T
AI
L
TRUST 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2024
Dates
31-Dec-2024
Actual/360 Days
30
30/360 Days
30
15-Jan-2025
15-Jan-2025
Collection Period No.
27
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Dec-2024
13-Jan-2025
14-Jan-2025
15-Jan-2025
16-Dec-2024
15-Dec-2024
Summary
Beginning
Balance
0.00
0.00
122,862,895.81
80,000,000.00
Principal
Payment
0.00
0.00
19,433,889.29
0.00
Ending
Balance
0.00
0.00
103,429,006.52
80,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
53.983026
0.000000
Initial
Balance
178,880,000.00
360,000,000.00
360,000,000.00
80,000,000.00
Note
Factor
0.000000
0.000000
0.287303
1.000000
202,862,895.81
183,429,006.52
19,433,889.29
T
otal Note Balance
978,880,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
89,319,430.51
292,182,326.32
11,368,027.09
303,550,353.41
89,564,597.52
272,993,604.04
10,382,416.97
283,376,021.01
93,867,344.34
1,072,747,344.34
59,010,660.22
1,131,758,004.56
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
8.75%
8.75%
8.35%
93,867,344.34
93,865,392.63
89,564,597.52
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.070000%
5.230000%
5.390000%
Interest per $1000
Fac
e
Amount
0.000000
0.000000
1.487437
4.491667
Interest & Principal
Payment
0.00
0.00
19,969,366.74
359,333.33
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
55.470463
4.491667
Interest
Payment
0.00
0.00
535,477.45
359,333.33
20,328,700.07
T
otal
894,810.78

DAIMLER TRUCKS RE
T
AI
L
TRUST 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
Purchas
e
Amounts
20,328,700.07
0.00
20,328,700.07
18,426,104.96
1,257,576.29
81,350.67
488,636.06
0.00
0.00
75,032.09
894,810.78
0.00
0.00
19,433,889.29
0.00
0.00
0.00
T
otal Distribution
20,328,700.07
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees an
d
Asset Representation Reviewer fees not
previously paid under (2)
(9) Excess Collections to Certificateholders
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and amounts owed t
o
Asset Representation
Reviewer (max. $250,000 p.a.)
(3) Interest Distributabl
e
Amount
0.00
0.00
0.00
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
0.00
0.00
0.00
0.00
0.00
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
894,810.78
0.00
0.00
535,477.45
359,333.33
0.00
0.00
0.00
0.00
0.00
894,810.78
0.00
0.00
535,477.45
359,333.33
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
894,810.78
894,810.78
0.00
Interest Distributabl
e
Amount
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
19,433,889.29
0.00
0.00
0.00
19,433,889.29
Aggregate Principal Distributabl
e
Amount
19,433,889.29
19,433,889.29
0.00

DAIMLER TRUCKS RE
T
AI
L
TRUST 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
2,681,868.36
2,681,868.36
Reserve Fund Require
d
Amount
plus top up Reserve Fund up to the Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
9,287.44
65,744.65
0.00
9,287.44
9,287.44
0.00
75,032.09
2,681,868.36
0.00
Notice to Investors

DAIMLER TRUCKS RE
T
AI
L
TRUST 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2024
Pool Statistics
Pool Data
4.82%
21.59
39.80
Cutoff Date Pool Balance
Amount
1,131,758,004.56
Pool Balance beginning of Collection Period
303,550,353.41
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
283,376,021.01
2,899
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
15,750,750.21
2,675,354.75
0.00
1,748,227.44
Pool Factor
25.04%
5.07%
40.44
16.34
2,999
Number of Receivables
6,504

DAIMLER TRUCKS RE
T
AI
L
TRUST 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
94.16%
2.50%
0.99%
2.36%
100.00%
266,814,235.91
7,085,176.97
2,793,938.22
6,682,669.91
283,376,021.01
2,765
71
33
30
2,899
Delinquency Profile
(1)
Current
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
60+ Delinquency Receivables to EOP Pool Balance
Delinquency Trigger occurred
10.500%
3.34%
No
Loss Statistics
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Losses
(1)
Principal Gross Losses
(1) Losses include accounts that have been charged off with a balance remaining of less than
$100.
1,206,727.51
34,643,171.64
A
verage Net Credit Loss/(Gain)
3.061
%
Amount
1,748,227.44
80,079.63
461,420.30
Number of Receivables
10
Number of Receivables
524
Amount
50,227,750.99
7,344,482.33
8,240,097.02
Current
Cumulative
66,112.92
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
Current Collection Period
4.934%
Prior Collection Period
0.551%
Second Prior Collection Period
3.327%
Third Prior Collection Period
3.861%
Four Mont
h
A
verage
3.168%
Historical Lifetime CPR, Loss and Delinquencies

DAIMLER TRUCKS RE
T
AI
L
TRUST 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2024
T
otal Pool
Cumulative Loss
Delinquncies
Lifetime
Pd.
Gross
Net
31-60
61-90
1
0.09%
0.02%
0.07%
0.02%
2
0.11%
0.03%
0.24%
0.03%
3
0.17%
0.06%
0.24%
0.14%
4
0.26%
0.12%
0.51%
0.11%
5
0.33%
0.16%
0.64%
0.30%
6
0.46%
0.23%
0.98%
0.28%
7
0.67%
0.39%
0.64%
0.14%
8
0.87%
0.50%
0.71%
0.38%
9
1.00%
0.59%
0.76%
0.57%
10
1.05%
0.60%
0.90%
0.22%
11
1.32%
0.79%
1.14%
0.56%
12
1.41%
0.83%
1.26%
0.59%
13
1.60%
0.96%
0.78%
0.54%
14
1.75%
1.03%
1.63%
0.62%
15
2.02%
1.23%
1.24%
0.37%
16
2.22%
1.38%
1.29%
0.38%
17
2.33%
1.43%
2.11%
0.50%
18
2.45%
1.52%
2.61%
0.97%
19
2.56%
1.59%
2.12%
1.23%
20
2.68%
1.67%
4.27%
0.44%
21
2.96%
1.89%
2.07%
3.13%
22
3.13%
2.00%
1.81%
1.28%
23
3.96%
2.76%
2.43%
0.88%
24
4.11%
2.86%
2.97%
1.15%
25
4.23%
2.94%
2.91%
1.89%
26
4.28%
2.95%
2.19%
2.28%
27
4.44%
3.06%
2.50%
0.99%
91+
CPR
-
%
9.59%
0.01%
8.33%
0.02%
7.67%
0.11%
8.52%
0.03%
8.36%
0.05%
8.76%
0.14%
9.67%
0.11%
9.96%
0.14%
9.89%
0.30%
9.69%
0.11%
10.31%
0.45%
10.05%
0.41%
10.10%
0.32%
10.13%
0.26%
10.05%
0.20%
9.90%
0.21%
9.60%
0.16%
9.40%
0.51%
9.45%
1.26%
9.62%
0.25%
10.13%
2.23%
10.39%
0.61%
11.28%
0.57%
11.11%
0.43%
11.81%
1.01%
11.83%
2.36%
11.68%